Financial liabilties designated at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities measured at fair value	Trading liabilities

	2024	2023
	£m	£m
Deposits by banks[1]	8,529	5,313
Customer accounts[1]	6,531	4,955
Other debt securities in issue	59	21
Other liabilities – net short positions in securities	27,514	31,987
At 31 Dec	42,633	42,276
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.

	2024	2023
	£m	£m
Deposits by banks and customer accounts	5,127	5,555
Liabilities to customers under investment contracts	1,078	1,002
Debt securities in issue	30,432	25,194
Subordinated liabilities (Note 26)	806	794
At 31 Dec	37,443	32,545

Subordinated liabilities
	2024	2023
	£m	£m
At amortised cost	16,908	14,920
– subordinated liabilities	16,208	14,220
– preferred securities	700	700
Designated at fair value (Note 23)	806	794
– subordinated liabilities	806	794
At 31 Dec	17,714	15,714

Subordinated liabilities of the group
		Carrying amount
		2024	2023
		£m	£m
Additional tier 1 instruments guaranteed by the bank
£700m	HSBC Bank plc 5.844% Non-cumulative Step-up Perpetual Preferred Securities due 2048[1,5,6]	583	605
Tier 2 instruments
€1,500m	HSBC Bank plc Floating Rate Subordinated Loan due 2032	1,239	1,299
$300m	HSBC Bank plc 7.65% Subordinated Notes due 2025[2]	142	136
$750m	HSBC Bank plc 4.19% Subordinated Loan due 2027	589	571
£200m	HSBC Bank plc Floating Rate Subordinated Loan due 2028	200	200
€300m	HSBC Bank plc Floating Rate Subordinated Loan due 2028[7]	—	261
€260m	HSBC Continental Europe Floating Rate Subordinated Loan due 2029[7]	—	226
£350m	HSBC Bank plc 5.375% Callable Subordinated Step-up Notes due 2030[3,4,6]	61	61
$2,000m	HSBC Bank plc 1.625% Subordinated Loan due 2031	1,532	1,462
€2,000m	HSBC Bank plc 0.375% Subordinated Loan due 2031	1,605	1,627
€2,000m	HSBC Bank plc 0.375% Subordinated Loan due 2031	1,605	1,627
€1,250m	HSBC Bank plc 0.25% Subordinated Loan due 2031	1,003	1,017
£500m	HSBC Bank plc 5.375% Subordinated Notes due 2033[3]	156	162
£225m	HSBC Bank plc 6.25% Subordinated Notes due 2041[3]	46	50
£600m	HSBC Bank plc 4.75% Subordinated Notes due 2046[3]	165	191
$1,250m	HSBC Bank plc floating Subordinated Loan due 2028	995	978
$1,100m	HSBC Bank plc floating Subordinated Loan due 2033	875	860
€400m	HSBC Bank plc floating Subordinated Loan due 2028	335	353
€400m	HSBC Bank plc floating Subordinated Loan due 2029	335	353
€500m	HSBC Bank plc floating Subordinated Loan due 2028	413	433
€500m	HSBC Bank plc floating Subordinated Loan due 2029	413	433
€500m	HSBC Bank plc floating Subordinated Loan due 2029	413	433
€85m	HSBC Bank plc 5.15% Subordinated Notes due 2043	70	74
€800m	HSBC Bank plc 6.79% Subordinated Loan due 2030	660	693
€65m	HSBC Bank plc 5.24% Subordinated Notes due 2043	54	56
$800m	HSBC Bank plc floating Subordinated Loan due 2029	647	651
€200m	HSBC Bank plc floating Subordinated Loan due 2034	165	173
€800m	HSBC Bank plc floating Subordinated Loan due 2030	660	693
€300m	HSBC Bank plc floating Subordinated Loan due 2035	247	—
€400m	HSBC Bank plc floating Subordinated Loan due 2035	330	—
€500m	HSBC Bank plc floating Subordinated Loan due 2031	412	—
€800m	HSBC Bank plc floating Subordinated Loan due 2031	660	—
€500m	HSBC Bank plc floating Subordinated Loan due 2036	412	—
€400m	HSBC Bank plc floating Subordinated Loan due 2033	330	—
€400m	HSBC Bank plc floating Subordinated Loan due 2032	330	—
Other Tier 2 instruments each less than £100m		32	36
At 31 Dec		17,714	15,714

1    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021. Also, the interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
2    The bank tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security is $300m.
3    The bank tendered for these securities in November 2022. The principal balance is £135m, £61m, £157m, £70m and £237m respectively. The original notional values of these securities are £300m, £350m, £500m, £225m and £600m respectively.
4    The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5    See paragraph below, ‘Guaranteed by HSBC Bank plc’.
6    These securities are ineligible for inclusion in the capital base of the group.
7    Redeemed in 2024.